Prospectus Supplement dated May 7, 2013*
Prospectus Form #
Product Name	National	New York
RiverSource® RAVA 5 Advantage® Variable Annuity RiverSource® RAVA 5 Select® Variable Annuity RiverSource® RAVA 5 Access® Variable Annuity	S-6594 (4/13)	S-6595 (4/13)

The information in this supplement updates and amends certain information contained in your current variable annuity contract prospectus. Please read it carefully and keep it with your prospectus for future reference.

The dates on page one of the prospectus are revised to read “April 30, 2013”.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

S-6594-1 A (5/13)

*Valid until next prospectus update.